Segment Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT REPORTING
20.	SEGMENT REPORTING

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. For the year ended December 31, 2019, the Company has two operating business lines, including business conducted by Adrie and its subsidiaries, primarily management and assessment services and factoring business, and business conducted by Lixin Cayman and its subsidiaries, primarily financial guarantee and consulting services. Based on management’s assessment, the Company has determined that the two operating business lines are two operating segments as defined by ASC 280. For the year ended December 31, 2018, the Company has one operating business line and one reporting unit.

The following table presents summary information by segment for the years ended December 31, 2019 and 2018:

	For the Year Ended December 31, 2019
	Business conducted by Adrie and is subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Total
Net revenues of services	$452,733	$178,407	$631,140
Commission and fee income on guarantee services, net	-	3,789	3,789
Total interest and fee income	2,784,052	98,776	2,882,828
Interest expenses	(2,218,815)	-	(2,218,815)
Provision for loan losses	(2,244,601)	-	(2,244,601)
Net (loss) income from operation	$(1,226,631)	$280,972	$(945,659)
Depreciation	$(12,882)	$(2,302)	$(15,184)
Capital expenditures	$(833)	$-	$(833)
Income tax expense	$(185,762)	$(58,979)	$(244,741)
Segment (loss) profit from continuing operations	$(2,729,212)	$172,102	$(2,557,110)
Segment assets as of December 31, 2019	$3,113,525	$52,275,757	$55,389,282

	For the Year Ended December 31, 2018
	Business conducted by Adrie and is subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Total
Net income from operation, before interest expenses	$(2,053,966)	$-	$(2,053,966)
Interest expenses	(25,118)	-	(25,118)
Net fees income (loss) and revenues	$(2,079,084)	$-	$(2,079,084)
Depreciation	$(15,897)	$-	$(15,897)
Capital expenditures	$-	$-	$-
Income tax expense	$(17,635)	$-	$(17,635)
Segment loss from continuing operations	$(3,389,942)	$-	$(3,389,942)
Segment assets as of December 31, 2018	$95,668,530	$-	$95,668,530